STOCK-BASED COMPENSATION (Restricted Stock) (Details) - Non-Employee Directors' Stock Incentive Plan 2012 [Member] - Restricted Stock [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued	36	33	32
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 62.82	$ 62.04	$ 50.55